UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended March 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          McGarr Capital Management Corporation
Address:       2911 Turtle Creek Blvd., Suite 907
               Dallas, Texas  75219

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert Chambers
Title:         Chief Financial Officer
Phone:         (214) 522-2577
Signature, Place, and Date of Signing:

      /s/Robert Chambers        Dallas, TX             May 20, 1999
      ---------------------     -----------            -------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:           $251,948


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                      FORM 13F INFORMATION TABLE
                         TITLE                                                                            VOTING AUTHORITY
                          OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS    SOLE     SHARED    NONE
--------------           -----   ---------  --------   ----------  ---    ----  --------  ---------  ---------  -------  -------
BRISTOL MYERS SQUIBB CO  COM     110122108    20,283      316,300   SH            SOLE                 316,300
CISCO SYS INC            COM     17275R102    32,189      293,800   SH            SOLE                 293,800
DELL COMPUTER CORP       COM     247025109    34,674      848,300   SH            SOLE                 848,300
FEDERAL NATL MTG ASSN    COM     313586109    29,535      426,500   SH            SOLE                 426,500
HOUSEHOLD INTL INC       COM     441815107    28,990      635,400   SH            SOLE                 635,400
INTELLIGENT POLYMERS LTD UNIT EX 45815V200       370       13,200   SH            SOLE                  13,200
                         093000
MCI WORLDCOM INC         COM     55268B106    11,185      126,300   SH            SOLE                 126,300
MONSANTO CO              COM     611662107    24,857      541,100   SH            SOLE                 541,100
PFIZER INC               COM     717081103    11,780       84,900   SH            SOLE                  84,900
PLAYTEX PRODS INC        COM     72813P100    33,009    2,182,400   SH            SOLE               2,182,400
RECOTON CORP             COM     756268108       700       50,000   SH            SOLE                  50,000
SCHERING PLOUGH CORP     COM     806605101    11,520      208,500   SH            SOLE                 208,500
TCBY ENTERPRISES INC     COM     872245105        89       14,800   SH            SOLE                  14,800
UNITED INTL HLDGS INC    CL A    910734102    12,767      293,500   SH            SOLE                 293,500
